Income tax benefit (Tables)	12 Months Ended
Dec. 31, 2017
Income tax benefit
Schedule of income tax receivables

DKK thousand	2017	2016	2015
Net loss for the year before tax	-277,771	-159,410	-119,832
Tax rate	22.0%	22.0%	23.5%
Expected tax expenses/(benefit)	-61,110	-35,070	-28,161
Adjustment for nondeductible expenses	62	100	54
Adjustment for exercised warrants	1,732	36	-8,357
Reduction of corporate tax rate from 23.5% to 22%	0	0	1,558
Tax effect on exercise of warrants	-688	-2,864	-318
Tax effect on expired warrants	4,407	0	6,500
Change in tax assets (not recognized)	50,097	32,298	22,849

Total income tax benefit	-5,500	-5,500	-5,875

Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	873,515	722,186	742,771
Research and development expenses	210,148	145,822	31,054
Rights	43,019	43,019	43,019
Non-current assets	67,590	62,953	57,543
Other	104,377	102,074	58,890

Total temporary differences	1,298,649	1,076,054	933,277

Tax rate	22%	22%	22%
Calculated potential deferred tax asset at local tax rate	285,703	236,732	205,321
Write-down of deferred tax asset	-285,703	-236,732	-205,321

Recognized deferred tax asset	0	0	0